Management of Financial Risk (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 107,097	$ 131,898	$ 83,404
Marketable securities		659
Derivative assets	129
Accounts receivable and other assets	76,487	76,555
Other non-current receivables	26,430	16,144
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	107,097	131,898
Derivative assets	1,619
Accounts receivable and other assets	76,487	76,555
Income tax receivable	1,713
Other non-current receivables	5,903	6,429
Total financial assets	$ 192,819	$ 214,882